Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstact]
Goodwill
20.
Goodwill

Net book value
Balance at December 31, 2021	72,496
Acquisitions through business combinations (note 5(a))	150,935
Impairment	(156,171)
Balance at December 31, 2022	67,260
Acquisitions through business combinations (note 5(c))	81,022
Impairment	(29,000)
Balance at December 31, 2023	119,282

impairment test

The Company considers its CGUs based on the interdependence of cash flows between different segments of the business, lowest level of cash flows within each segment and how management monitors operations. As such, the CGUs are defined as Liquor retail, Cannabis retail, Cannabis retail franchise group, Cannabis operations – Valens and Cannabis operations - Atholville.

For the purpose of impairment testing, goodwill has been allocated as follows:

	December 31, 2023	December 31, 2022
Liquor retail	24,338	24,338
Cannabis retail	38,624	38,624
Cannabis retail franchise group	4,298	4,298
Cannabis operations - Valens	52,022	—
	119,282	67,260

For the purpose of impairment testing at December 31, 2023, intangible assets with indefinite lives were allocated to the Company’s CGUs as follows: (i) $2.7 million to the cannabis retail CGU, (ii) $18.3 million to the cannabis retail franchise group CGU, (iii) $38.3 million to the liquor retail CGU and (iv) $1.5 million to the cannabis operations – Valens CGU.

On December 31, 2023 and December 31, 2022, the Company performed its annual goodwill impairment test in accordance with its policy described in note 3.

The impairment test for the Company’s cannabis retail, cannabis retail franchise group and cannabis operations – Valens CGUs used a fair value less costs of disposal model. The key assumptions used to calculate the fair value less costs of disposal are market revenue and EBITDA multiples (where applicable) which are considered Level 2 fair value assumptions as well as revenue and EBITDA one year forecasts which are considered to be Level 3 fair value assumptions. The impairment test for the Company’s liquor retail CGU used a value in use approach based on internal cash flow estimates at December 31, 2023, and a discount rate of 12.5%. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGU. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian liquor and spirits industry market growth projections. A terminal value thereafter was applied.

Based on the analysis, there was an impairment of the Company’s cannabis operations – Valens CGU of $29.0 million as at December 31, 2023 as the estimated recoverable amount for this CGU of $124.1 million was lower than the respective carrying amount. The impairment loss was fully allocated to goodwill and included in asset impairment. The impairment was recognized in the Company’s cannabis operations reportable segment. The Company concluded that the recoverable amount of the remaining CGUs exceeded their carrying amounts and, therefore, goodwill was not impaired.

For the purpose of impairment testing at December 31, 2022, intangible assets with indefinite lives were allocated to the Company’s CGUs as follows: (i) $2.7 million to the cannabis retail CGU, (ii) $18.3 million to the cannabis retail franchise group CGU and (iii) $43.1 million to the liquor retail CGU.

The impairment test for the Company’s cannabis retail CGU used its fair value less costs of disposal and the fair value measurement was categorized as a Level 1 fair value based on the inputs in the valuation technique used. The impairment test for the Company’s cannabis franchise and liquor retail CGUs used a value in use approach based on internal cash flow estimates at December 31, 2022, and a discount rate of 12.0%. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGUs. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian cannabis and liquor industry market sizes and the Company’s forecasted market share. A terminal value thereafter was applied.

Based on the analysis, there was an impairment of the Company’s retail cannabis CGU of $88.0 million as at December 31, 2022 as the estimated recoverable amount for this CGU of $84.8 million was lower than the respective carrying amount. The impairment loss was fully allocated to goodwill and included in asset impairment. The impairment was recognized in the Company’s cannabis retail reportable segment. The Company concluded that the recoverable amount of the remaining CGUs exceeded their carrying amounts and, therefore, goodwill was not impaired.